Earnings Per Common Share - Schedule of EPS (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator for EPS:
Net income	$ 8,469	$ 8,284	$ 866
Less: Net income (loss) attributable to noncontrolling interests	320	929	224
Net income (loss) attributable to Corebridge common shareholders	$ 8,149
Denominator for EPS:
Weighted average common shares outstanding - basic (in shares)	646,100,000
Dilutive common shares (in shares)	1,300,000
Weighted average common shares outstanding - diluted (in shares)	647,400,000
Basic:
Basic (in dollars per share)	$ 12.61
Diluted:
Diluted (in dollars per share)	$ 12.59
Number of shares excluded from diluted shares outstanding because the effect would have been anti-dilutive (in shares)	41,000
Common Stock Class A
Numerator for EPS:
Net income (loss) attributable to Corebridge common shareholders		$ 6,859	$ 578
Denominator for EPS:
Weighted average common shares outstanding - basic (in shares)		581,100,000	581,100,000
Weighted average common shares outstanding - diluted (in shares)		581,100,000	581,100,000
Basic:
Basic (in dollars per share)		$ 11.80	$ 1.00
Diluted:
Diluted (in dollars per share)		$ 11.80	$ 1.00
Common Stock Class B
Numerator for EPS:
Net income (loss) attributable to Corebridge common shareholders		$ 496	$ 64
Denominator for EPS:
Weighted average common shares outstanding - basic (in shares)		63,900,000	63,900,000
Weighted average common shares outstanding - diluted (in shares)		63,900,000	63,900,000
Basic:
Basic (in dollars per share)		$ 7.77	$ 1.00
Diluted:
Diluted (in dollars per share)		$ 7.77	$ 1.00